Combined and Consolidated Statements of Operations and Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Statement of Comprehensive Income [Abstract]
Net revenues (including revenues from related parties of RMB15,655, nil and nil for the years ended December 31, 2021, 2022, and 2023, respectively)	¥ 1,876,989	$ 264,368	¥ 1,202,670	¥ 720,768
Cost of revenues	(1,215,611)	(171,215)	(730,683)	(338,972)
Gross Profit	661,378	93,153	471,987	381,796
Operating Expenses:
Sales and marketing expenses	(148,798)	(20,958)	(104,835)	(69,266)
General and administrative expenses	(320,144)	(45,091)	(201,007)	(236,713)
Research and development expenses	(790,547)	(111,346)	(555,179)	(368,435)
Other operating income, net	26,520	3,735	10,817	27,333
Total operating expenses	(1,232,969)	(173,660)	(850,204)	(647,081)
Loss from operations	(571,591)	(80,507)	(378,217)	(265,285)
Interest income	99,813	14,058	58,734	32,584
Interest expenses	(3,069)	(432)
Foreign exchange (loss) gain, net	(452)	(64)	20,858	(13,275)
Other (loss) income, net	34	5	(2,161)	118
Net loss before income tax and share of loss in equity method investments	(475,265)	(66,940)	(300,786)	(245,858)
Income tax benefit (expense)	(658)	(93)	66	1,115
Share of loss in equity method investment	(45)	(6)	(45)	(84)
Net loss	(475,968)	(67,039)	(300,765)	(244,827)
Deemed dividend | ¥			(446,419)	(2,211,330)
Net loss attributable to ordinary shareholders of the Company	¥ (475,968)	$ (67,039)	¥ (747,184)	¥ (2,456,157)
Net loss per share:
Basic (amounts per share) | (per share)	¥ (3.81)	$ (0.54)	¥ (6.47)	¥ (23.39)
Diluted (amounts per share) | (per share)	¥ (3.81)	$ (0.54)	¥ (6.47)	¥ (23.39)
Weighted average shares used in calculating net loss per share:
Basic (in shares)	124,783,013	124,783,013	115,534,593	104,987,478
Diluted (in shares)	124,783,013	124,783,013	115,534,593	104,987,478
Net loss	¥ (475,968)	$ (67,039)	¥ (300,765)	¥ (244,827)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments	42,048	5,922	(12,073)	9,083
Comprehensive loss	¥ (433,920)	$ (61,117)	¥ (312,838)	¥ (235,744)